Net Intangible Assets And Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Computer software cost	$ 60,088	$ 64,103
Initial franchise fees	14,659	18,136
Reacquired franchised rights	8,128	9,878
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	84,815	94,057
Total accumulated amortization	(47,579)	(51,088)
Subtotal	37,236	42,969
Goodwill	12,250	14,895
Net intangible assets including goodwill	49,486	57,864
Total amortization expense	14,332	15,108	$ 18,297
Estimated aggregate amortization expense for 2016	14,332
Estimated aggregate amortization expense for 2017	10,253
Estimated aggregate amortization expense for 2018	1,733
Estimated aggregate amortization expense for 2019	1,733
Estimated aggregate amortization expense for 2020	1,733
Estimated aggregate amortization expense thereafter	7,452
Mexico [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,013	6,840
Brazil [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	4,191	6,247
Chile [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,050	1,227
Argentina [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	504	0
Ecuador [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	273	273
Peru [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	165	189
Colombia [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 54	$ 119